Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory [Abstract]
INVENTORY	3. INVENTORY Inventory consists of the following major classes:
	September 30, 2024	December 31, 2023
Work in Process	$367,587	$278,987
Finished Goods	84,449	187,182
Inventory	$452,036	$466,169

3. INVENTORY

Inventory consists of the following major classes:

	December 31, 2023	December 31, 2022
Raw Material (API)	$-	$397,487
Work in Process	278,987	97,486
Finished Goods	187,182	183,943
Total Inventory	466,169	678,916
Reserve for Expiring Inventory	-	(160,338)
Inventory, net	$466,169	$518,578